ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Operating revenues	$ 1,349,977	$ 2,012,356	$ 1,727,923
Operating costs and expenses:
General and administrative	(423,225)	(426,407)	(424,398)
Development costs	0	(30,677)	(25,616)
Property charges and other	(39,982)	(30,575)	(47,223)
Total operating costs and expenses	(2,093,082)	(2,589,807)	(2,668,480)
Operating loss	(743,105)	(577,451)	(940,557)
Non-operating income (expenses):
Interest income	26,458	6,618	5,134
Interest expense	376,722	350,544	340,839
Foreign exchange gains (losses), net	3,904	4,566	(2,079)
Other income, net	3,930	3,082	(150,969)
Total non-operating expenses, net	(348,826)	(376,128)	(516,970)
Loss before income tax	(1,091,931)	(953,579)	(1,457,527)
Income tax (expense) benefit	(5,236)	(2,885)	2,913
Net loss	(1,097,167)	(956,464)	(1,454,614)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenues	15,340	9,547	14,614
Operating costs and expenses:
General and administrative	(50,532)	(51,285)	(60,688)
Development costs	0	(32,000)	(30,242)
Property charges and other	(406)	(956)	(3,782)
Total operating costs and expenses	(50,938)	(84,241)	(94,712)
Operating loss	(35,598)	(74,694)	(80,098)
Non-operating income (expenses):
Interest income	16,151	20	58
Interest expense	(3,165)	0	0
Foreign exchange gains (losses), net	7,437	6,211	(4,871)
Other income, net	11,220	15,092	14,530
Share of results of subsidiaries	(922,771)	(755,678)	(1,195,569)
Total non-operating expenses, net	(891,128)	(734,355)	(1,185,852)
Loss before income tax	(926,726)	(809,049)	(1,265,950)
Income tax (expense) benefit	(3,800)	(2,702)	2,458
Net loss	$ (930,526)	$ (811,751)	$ (1,263,492)